General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
		For the Six Months Ended
		June 30,
		2024	2025
		RMB	RMB
Personnel Cost and Welfare		101,333	1,998
Professional Expenses		12,646	8,958
Rental Charge		10,193	3,868
Depreciation Cost and Office Expense		7,866	738
Cash Collection Charges		2,772	29
Miscellaneous Expense		1,442	753
Transportation & Travelling		1,284	4
Credit loss		110	12,398
Others		10,030	2,209
Non-operating income		(3,576)	(714)
Extraordinary loss	(a)	—	24,038
Total		144,100	54,279

(a)	As of June 30, 2025, the Company was unable to obtain bank reconciliation statements for an aggregate amount of RMB 24 million held in bank accounts of certain subsidiaries. The primary reasons are as follows: (1) Due to business adjustments initiated by the Company since January 2025, changes occurred in relevant financial personnel, and the transfer of certain bank U-tokens has not yet been completed. The Company is actively verifying and facilitating the handover of relevant account materials; (2) The replacement of bank statements was not completed by June 30, 2025, as some required seals were temporarily unavailable. In light of the current circumstances, the Company has prudently recognized an appropriate impairment loss on these bank deposits.